STOCK OPTIONS (Details 1) - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2014	Mar. 31, 2014	Mar. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding, Ending Balance (in shares)	3,925,707
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Options, Outstanding, Beginning Balance (in shares)	1,198,000	416,667	1,310,665	0
Number of Options, Cancelled as a result of Merger (in shares)	(3,768,428)
Number of Options, Re-issued as a result of Merger (in shares)	3,768,428
Number Options, Exercised (in shares)		(416,667)	(1,310,665)
Number of Options, Granted (in shares)	314,560	1,238,000	3,894,252	416,667
Number of Options, Cancelled (in shares)	(157,281)	(40,000)	(125,824)
Number of Options, Outstanding, Ending Balance (in shares)	3,925,707	1,198,000	1,198,000	416,667	0
Weighted-Average Exercise Price, Outstanding, Beginning Balance (in dollars per share)	$ 0.74	$ 0.52	$ 0.19	$ 0
Weighted-Average Exercise Price, Cancelled as a result of Merger (in dollars per share)	0.22
Weighted-Average Exercise Price, Re-issued as a result of Merger (in dollars per share)	0.22
Weighted-Average Exercise Price, Exercised (in dollars per share)		0.52	0.19
Weighted-Average Exercise Price, Granted (in dollars per share)	0.23	0.73	0.22	0.52
Weighted-Average Exercise Price, Cancelled (in dollars per share)	0.23	0.52	0.17
Weighted-Average Exercise Price, Outstanding, Ending Balance (in dollars per share)	$ 0.22	$ 0.74	$ 0.74	$ 0.52	$ 0
Weighted Average Remaining Contractual Life, Outstanding		6 years 8 months 19 days		2 months 12 days	0 years
Weighted Average Remaining Contractual Life, Granted		7 years		0 years
Weighted Average Remaining Contractual Life, Exercised		0 years
Weighted Average Remaining Contractual Life, Cancelled		0 years